Note 15 - Stock-based Compensation - RSU Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Unvested (in shares) | shares	425,703
Unvested, grant date fair value (in dollars per share) | $ / shares	$ 119.85
Granted (in shares) | shares	901,472
Granted, grant date fair value (in dollars per share) | $ / shares	$ 10.66
Forfeited (in shares) | shares	(344,061)
Forfeited, grant date fair value (in dollars per share) | $ / shares	$ 67.82
Vested (in shares) | shares	(330,661)
Vested, grant date fair value (in dollars per share) | $ / shares	$ 53.07
Unvested (in shares) | shares	652,453
Unvested, grant date fair value (in dollars per share) | $ / shares	$ 30.29